Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 5, 2007

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the subsection captioned “Disclosure Relating to the NFJ Small-Cap Value Fund” in the section titled “How to Buy and Sell Shares” is replaced in its entirety with the following:

Since October 10, 2003, Class A shares, Class B shares and Class C shares of the NFJ Small-Cap Value Fund have generally been no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. Effective October 15, 2007, the restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on October 12, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on October 12, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 5, 2007

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the subsection captioned “Disclosure Relating to the NFJ Small-Cap Value Fund” in the section titled “General Information” under “How to Buy and Sell Shares” is replaced in its entirety with the following:

Disclosure Relating to the NFJ Small-Cap Value Fund. Since October 10, 2003, Class D shares of the NFJ Small-Cap Value Fund have generally been no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. Effective October 15, 2007, the restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on October 12, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on October 12, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 5, 2007

to the Prospectus for Class R Shares of Allianz Domestic Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the subsection captioned “Disclosure Relating to the NFJ Small-Cap Value Fund” in the section titled “General Information” under “How to Buy and Sell Shares” is replaced in its entirety with the following:

Disclosure Relating to the NFJ Small-Cap Value Fund. Since October 10, 2003, Class R shares of the NFJ Small-Cap Value Fund have generally been no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. Effective October 15, 2007, the restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on October 12, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on October 12, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated October 5, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NFJ Small-Cap Value Fund

The first paragraph of the subsection captioned “Disclosure Relating to the NFJ Small-Cap Value Fund” in the section titled “Investment Options—Institutional Class and Administrative Class Shares” is replaced in its entirety with the following:

Disclosure Relating to the NFJ Small-Cap Value Fund. Since October 10, 2003, Institutional and Administrative Class shares of the NFJ Small-Cap Value Fund have generally been no longer available for purchase by new investors in the Fund. Shareholders who owned shares of the NFJ Small-Cap Value Fund as of the close of business on October 10, 2003 are still permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund. Except as provided below, in the event a shareholder no longer owns any shares of the NFJ Small-Cap Value Fund, such shareholder is no longer eligible to purchase shares of the Fund. Effective October 15, 2007, the restrictions described above do not apply to: (i) participants in Qualified Defined Contribution Plans and Benefit Plans as defined below (together, the “Plans”) provided that, as of the close of business on October 12, 2007, such Plans, or financial institutions that serve as sponsor or provide third-party administrative services to the Plans, had a contractual agreement with the Distributor or Administrator to offer shares of, or provide services to, the Fund; and (ii) clients of mutual fund discretionary wrap programs if such a program, as of the close of business on October 12, 2007, includes the Fund in its model allocation. Qualified Defined Contribution Plans and Benefit Plans, for these purposes, include 401(k) plans, profit sharing plans, 403(b) plans and 457 plans.